Available-for-sale securities/Investment securities - Maturities (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Available-for-sale securities/Investment securities
Investment securities	$ 91,539	$ 73,401
Tax-exempt securities	0
US Government treasury notes
Available-for-sale securities/Investment securities
Investment securities	7,271	10,398	$ 5,229
Queensland Treasury Corporation
Available-for-sale securities/Investment securities
Debt securities with aggregate book value exceeding 10% of equity attributable to Westpac's owners	14,033
Australian Commonwealth Government
Available-for-sale securities/Investment securities
Debt securities with aggregate book value exceeding 10% of equity attributable to Westpac's owners	15,714
New South Wales Treasury Corporation
Available-for-sale securities/Investment securities
Debt securities with aggregate book value exceeding 10% of equity attributable to Westpac's owners	13,385
Treasury Corporation of Victoria
Available-for-sale securities/Investment securities
Debt securities with aggregate book value exceeding 10% of equity attributable to Westpac's owners	10,593
AASB 9 Financial Instruments
Available-for-sale securities/Investment securities
Investment securities	91,539	73,401
AASB 9 Financial Instruments | Within 1 Year
Available-for-sale securities/Investment securities
Investment securities	6,727
AASB 9 Financial Instruments | Over 1 Year to 5 Years
Available-for-sale securities/Investment securities
Investment securities	45,837
AASB 9 Financial Instruments | Over 5 Years to 10 Years
Available-for-sale securities/Investment securities
Investment securities	38,565
AASB 9 Financial Instruments | Over 10 Years
Available-for-sale securities/Investment securities
Investment securities	257
AASB 9 Financial Instruments | No Specific Maturity
Available-for-sale securities/Investment securities
Investment securities	153
AASB 9 Financial Instruments | Government and semi-government debt securities
Available-for-sale securities/Investment securities
Investment securities	$ 74,340
Weighted average yield	2.00%
AASB 9 Financial Instruments | Government and semi-government debt securities | Within 1 Year
Available-for-sale securities/Investment securities
Investment securities	$ 2,670
Weighted average yield	2.70%
AASB 9 Financial Instruments | Government and semi-government debt securities | Over 1 Year to 5 Years
Available-for-sale securities/Investment securities
Investment securities	$ 32,848
Weighted average yield	2.10%
AASB 9 Financial Instruments | Government and semi-government debt securities | Over 5 Years to 10 Years
Available-for-sale securities/Investment securities
Investment securities	$ 38,565
Weighted average yield	1.80%
AASB 9 Financial Instruments | Government and semi-government debt securities | Over 10 Years
Available-for-sale securities/Investment securities
Investment securities	$ 257
Weighted average yield	1.40%
AASB 9 Financial Instruments | Other debt securities
Available-for-sale securities/Investment securities
Investment securities	$ 17,046
Weighted average yield	1.60%
AASB 9 Financial Instruments | Other debt securities | Within 1 Year
Available-for-sale securities/Investment securities
Investment securities	$ 4,057
Weighted average yield	1.70%
AASB 9 Financial Instruments | Other debt securities | Over 1 Year to 5 Years
Available-for-sale securities/Investment securities
Investment securities	$ 12,989
Weighted average yield	1.60%
AASB 9 Financial Instruments | Equity securities
Available-for-sale securities/Investment securities
Investment securities	$ 153
AASB 9 Financial Instruments | Equity securities | No Specific Maturity
Available-for-sale securities/Investment securities
Investment securities	153
Parent Entity
Available-for-sale securities/Investment securities
Investment securities	85,826	68,398
Parent Entity | AASB 9 Financial Instruments
Available-for-sale securities/Investment securities
Investment securities	$ 85,826	$ 68,398